Other Operating Income (Expense), Net (Details) - Schedule of other operating income (expense) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other operating income (expense) [Abstract]
Expenses to counteract the COVID-19 effect, note 1.1	S/ (2,642)
Net gain (loss) on disposal of property, plant and equipment and intangible	2,591	(1,846)	4,599
Income from land rental and office lease, note 27	1,859	722	707
Recovery of expenses	1,166	525	534
Income from management and administrative services provided to related parties, note 27	834	1,744	1,765
Changes in the estimation of rehabilitation provision			910
Write-off for disasters		(357)	(784)
Allowance for expected credit losses, note 7(d)			(9,034)
Reconstruction of public road network destroyed by the Coastal El Niño			(5,675)
Other minor, net	538	1,857	(1,719)
Total other operating income (expense), net	S/ 4,346	S/ 2,645	S/ (8,697)